Share capital and other equity - Reserves (Details) - Share awards and options - Own shares held - £ / shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Own shares held	15	8
Par value	£ 1
Own shares acquired	24
Delivery of own shares held	17